Short-term debt (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Dec. 31, 2022
Debt
Short-term debt from unrelated parties	€ 699,736	€ 665,013
Short-term debt from related parties	13,204	4,000
Short-term debt	712,940	669,013
Cash and cash equivalents before offset	1,343,229	1,354,390
Short-term debt from unrelated parties before offset	819,075	745,616
Commercial paper program
Debt
Short-term debt from unrelated parties	572,605	495,424
Outstanding amount	574,000	496,500
Commercial paper program | Maximum
Debt
Commercial paper borrowing limit	1,500,000
Borrowings under lines of credit
Debt
Short-term debt from unrelated parties	127,055	169,511
Borrowings offset under cash management system	119,339	80,603
Other
Debt
Short-term debt from unrelated parties	76	€ 78
Related party revolving facility | Maximum
Debt
Short term borrowing capacity from related party	€ 600,000